Related Party Transactions	1 Months Ended	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Related Party Transactions
Note R—Related Party Transactions
The Successor paid $414 towards business, financial and management consulting services to affiliates of AE in the Successor 2020 Period.
On October 21, 2020, the Company signed a professional service agreement with Gryphon Technologies, LC. (“
Gryphon Technologies
”) for coordination of the overall due diligence and integration activities related to the acquisition of NuWave. Gryphon Technologies is an affiliate of AE. There were no expenses related to this contract during the period ended December 31, 2020.
During the period from May 22, 2020 through December 31, 2020, the Successor paid or accrued $56 as a compensation for the members of the board of directors, including aggregate fair value of $25 of Parent’s Class A Units, which is reflected in the selling, general and administrative expenses within the combined statement of operations.
During the period from May 22, 2020 through December 31, 2020, the Successor accrued $650 as a compensation settled in Parent’s Class A units for services related to the acquisition of PCI provided by Peter Cannito, Chairman of the Company’s Board of Directors, which is reflected in the transaction expenses within the combined statement of operations.
Note P – Related-Party Transactions
The Company incurred expenses related to consulting services provided by the affiliates of AE of $675 during the nine months ended September 30, 2021 (Successor).
On February 4, 2021, the Company signed a teaming agreement with Gryphon Technologies, an affiliate of AE, to develop the best management and technical approach for certain solicitations with the DHS.
On March 17, 2021, the Company signed a confidential disclosure agreement with Redwire Space, Inc. (“
Redwire
”) to engage in discussions concerning a potential business relationship between the two parties. Redwire is an affiliate of AE.
On April 22, 2021, the Company entered into an agreement with Redwire to establish a Space Cyber Range capability that leverages Redwire’s Advanced Configurable Open-system Research Network and BigBear.ai’s capabilities in developing offensive and defensive solutions and techniques for security research across multiple platforms, architectures, and network links.
On July 1, 2021, the Company entered into a memorandum of understanding with UAV Factory, an affiliate of AE, whereby BigBear will develop AI/ML capabilities for UAV Factory’s unmanned systems and components use in autonomous operations within the commercial and defense markets.
During the nine months ended September 30, 2021, the Successor paid or accrued $172 as a compensation for the members of the board of directors, including aggregate fair value of $86 of Parent’s Class A Units, which is reflected in the selling, general and administrative expenses within the condensed consolidated statement of operations.
There were no related-party transactions during the Predecessor Period.

GigCapital4, Inc
Related Party Transactions
4. RELATED PARTY TRANSACTIONS
Founder Shares
During the period from December 4, 2020 (date of inception) to December 31, 2020, the Founder purchased 8,952,000 shares of common stock (the “Founder Shares”) for an aggregate purchase price of $25,000, or $0.0027927 per share. Subsequent to December 31, 2020, the Company issued 12,000 insider shares to Ms. Hayes, one of its independent directors and chairwoman of both the compensation and nominating and corporate governance committees, and 6,000 insider shares to Mr. Weightman, its Chief Financial Officer, solely in consideration of future services, pursuant to Insider Shares Grant Agreements dated February 8, 2021 between the Company and each of the Insiders (the “Insider Shares”). The Insider Shares are subject to forfeiture if the individual resigns or the services are terminated for cause prior to the completion of the Business Combination. The Founder Shares are identical to the common stock included in the Public Units sold in the Proposed Offering except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below. The Founder has agreed to forfeit up to 1,170,000 Founder Shares to the extent that the over-allotment option is not exercised in full by the Underwriters. The forfeiture will be adjusted to the extent that the over-allotment option is not exercised in full by the Underwriters so that the Founder and Insiders will own 20% of the Company’s issued and outstanding shares after the Proposed Offering.
Private Placement
The Founder and the Underwriters agreed to purchase from the Company an aggregate of 850,000 and 249,600 units (the “Private Placement Units”), respectively, at a price of $10.00 per Private Placement Unit in a private placement (the “Private Placement”) that will occur simultaneously with the completion of the Proposed Offering. Each Private Placement Unit consists of one share of the Company’s common stock, $
0.0001
par value and
one-third
(1/3) of one warrant (the “Private Placement Warrants”). Each whole Private Placement Warrant will be exercisable at $11.50 per share, and the exercise price of the Private Placement Warrants may be adjusted in certain circumstances as described in Note 3. Under the terms of the Warrant Agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s Business Combination.
No fractional shares will be issued upon exercise of the Private Placement Warrants. If, upon exercise of the Private Placement Warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number of shares of common stock to be issued to the Private Placement Warrant holder. Each Private Placement Warrant will become exercisable on the later of 30 days after the completion of the Company’s Business Combination or 12 months from the closing of the Proposed Offering and will expire five years after the completion of the Company’s Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete a Business Combination on or prior to the
24-month
period allotted to complete the Business Combination, the Private Placement Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of common stock to the holder upon exercise of the Private Placement Warrants during the exercise period, there will be no net cash settlement of these Private Placement Warrants and the Private Placement Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the Warrant Agreement. Once the Private Placement Warrants become exercisable, the Company may redeem the outstanding Private Placement Warrants in whole and not in part at a price of $0.01 per Private Placement Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of common stock equals or exceeds $18.00 per share for any 20 trading days within the
30-trading
day period ending on the third trading day before the Company sends the notice of redemption to the Private Placement Warrant holders.
The Company’s Founder, the Insiders and the Underwriters have agreed not to transfer, assign or sell any of their respective Founder Shares, shares held by the Insiders, Private Placement Units, shares or other securities underlying such Private Placement Units that they may hold until the date that is (i) in the case of the Founder Shares or shares held by the Insiders, the earlier of (A) 12 months after the date of the consummation of the Company’s Business Combination or (B) subsequent to the Company’s Business Combination, (x) the date on which the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 90 days after the Company’s Business Combination, or (y) the date on which the Company consummates a liquidation, merger, stock exchange or other similar transaction after the Company’s Business Combination which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property, and (ii) in the case of the Private Placement Units and shares or other securities underlying such Private Placement Units, until 30 days after the completion of the Company’s Business Combination.
If the Company does not complete a Business Combination, then a portion of the proceeds from the sale of the Private Placement Units will be part of the liquidating distribution to the public stockholders.
On February 8, 2021, the Company completed the Proposed Offering and the Private Placement (see Note 8—Subsequent Events).
Registration Rights
The Company’s Founder, the Underwriters and the Insiders will be entitled to registration rights pursuant to a registration rights agreement signed on February 8, 2021. These holders will be entitled to make up to two demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements. There will be no penalties associated with delays in registering the securities under the proposed registration rights agreement.
Administrative Services Agreement and Other Agreements
The Company has agreed to pay $25,000 a month for office space, administrative services and secretarial support to an affiliate of the Founder, GigManagement, LLC. Services commenced on February 9, 2021, the date the securities were first listed on Nasdaq, and will terminate upon the earlier of the consummation by the Company of a Business Combination or the liquidation of the Company.
Related Party Loan
The Company entered into a promissory note agreement with the Founder under which $125,000 was loaned to the Company for the payment of expenses related to the Proposed Offering. The promissory note was non-interest
bearing and is unsecured and was repaid in full on February 10, 2021.

4. RELATED PARTY TRANSACTIONS
Founder Shares
During the period from December 4, 2020 (date of inception) to December 31, 2020, the Founder purchased 8,952,000 shares of Common Stock (the “Founder Shares”) for an aggregate purchase price of $25,000, or $0.0027927 per share. Subsequent to December 31, 2020, the Company issued 12,000 insider shares to Ms. Hayes, one of its independent directors and chairwoman of both the compensation and nominating and corporate governance committees, and 6,000 insider shares to Mr. Weightman, its Chief Financial Officer, solely in consideration of future services, pursuant to Insider Shares Grant Agreements dated February 8, 2021 between the Company and each of the Insiders (the “Insider Shares”). The Insider Shares are subject to forfeiture if the individual resigns or the services are terminated for cause prior to the completion of the Business Combination. The Founder Shares are identical to the Common Stock included in the Public Units sold in the Offering except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below.
Private Placement
The Founder and the Underwriters purchased from the Company an aggregate of 850,000 and 249,600 Private Placement Units, respectively, at a price of $10.00 per Private Placement Unit in a private placement that occurred simultaneously with the completion of the closing of the Offering. Each Private Placement Unit consists of one share of the Company’s Common Stock, and one-third
(1/3) of one warrant (a “Private Placement Warrant”). Each whole Private Placement Warrant will be exercisable for $11.50 per share, and the exercise price of the Private Placement Warrants may be adjusted in certain circumstances as described in Note 6.
No fractional shares will be issued upon exercise of the Private Placement Warrants. If, upon exercise of the Private Placement Warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of shares of Common Stock to be issued to the Private Placement Warrant holder. Each Private Placement Warrant will become exercisable on the later of 30 days after the completion of the Company’s Business Combination or 12 months from the closing of the Offering and will expire five years after the completion of the Company’s Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete a Business Combination on or prior to the
24-month
period allotted to complete the Business Combination, the Private Placement Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of Common Stock to the holder upon exercise of the Private Placement Warrants during the exercise period, there will be no net cash settlement of these Private Placement Warrants and the Private Placement Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the Warrant Agreement. Once the Private Placement Warrants become exercisable, the Company may redeem the outstanding Private Placement Warrants in whole and not in part at a price of $0.01 per Private Placement Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of Common Stock equals or exceeds $18.00 per share for any 20 trading days within the
30-trading
day period ending on the third trading day before the Company sends the notice of redemption to the Private Placement Warrant holders.
The Company’s Founder, the Insiders and the Underwriters have agreed not to transfer, assign or sell any of their respective Founder Shares, shares held by the Insiders, Private Placement Units, shares or other securities underlying such Private Placement Units that they may hold until the date that is (i) in the case of the Founder Shares or shares held by the Insiders, the earlier of (A) 12 months after the date of the consummation of the Company’s Business Combination or (B) subsequent to the Company’s Business Combination, (x) the date on which the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 90 days after the Company’s Business Combination, or (y) the date on which the Company consummates a liquidation, merger, stock exchange or other similar transaction after the Company’s Business Combination which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property, and (ii) in the case of the Private Placement Units and shares or other securities underlying such Private Placement Units, until 30 days after the completion of the Company’s Business Combination.
If the Company does not complete a Business Combination, then a portion of the proceeds from the sale of the Private Placement Units will be part of the liquidating distribution to the public stockholders.
Registration Rights
The Company’s Founder, the Underwriters and the Insiders will be entitled to registration rights pursuant to a registration rights agreement signed on February 8, 2021. These holders will be entitled to make up to two demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements. There will be no penalties associated with delays in registering the securities under the registration rights agreement.
Administrative Services Agreement and Other Agreements
The Company agreed to pay $25,000 a month for office space, administrative services and secretarial support to an affiliate of the Founder, GigManagement, LLC. Services commenced on February 9, 2021, the date the securities were first listed on the Nasdaq, and will terminate upon the earlier of the consummation by the Company of a Business Combination or the liquidation of the Company.
On February 1, 2021, the Company entered into a Strategic Services Agreement with Mr. Weightman, its Treasurer and Chief Financial Officer, who holds 6,000 insider shares. Mr. Weightman is initially receiving $10,000 per month for his services and such amount could increase to up to $15,000 per month dependent upon the scope of services provided, as may be mutually agreed by the parties. The Company will pay Mr. Weightman for services rendered since February 1, 2021 and on a monthly basis thereafter for all services rendered after the consummation of the Offering.
Related Party Loan
The Company entered into a promissory note agreement with the Founder under which $125,000 was loaned to the Company for the payment of expenses related to the Offering. The promissory note was non-interest
bearing, unsecured and was repaid on February 11, 2021.